Significant accounting policies - Leases (Details) - Adoption Of New Accounting Standard - IFRS 16 $ in Millions	Jan. 01, 2019 USD ($)
Office Lease
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 18.4
Lease liabilities	18.4
Right-of-use asset impairment	5.3
Sublease receivables, finance lease	11.4
Vessels
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	86.7
Lease liabilities	86.7
Deferred gain from sale and leaseback transactions	$ 3.0